PARENT ONLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
PARENT ONLY FINANCIAL INFORMATION
PARENT ONLY FINANCIAL INFORMATION

21. PARENT ONLY FINANCIAL INFORMATION

For the presentation of the parent only condensed financial information, the Company records its investment in subsidiaries and VIEs which it effectively controls through contractual agreements, under the equity method of accounting as prescribed in ASC 323, Investments‑Equity Method and Joint Ventures. Such investments are fully impaired on the condensed balance sheets and subsidiaries and VIEs’ profit or loss as “Share of losses from subsidiaries, VIE and VIE’s subsidiaries” on the condensed statements of operations. The parent only condensed financial information should be read in conjunction with the Company’s consolidated financial statements.

As of December 31, 2019, there were no material contingencies, significant provisions of long‑term obligations, mandatory dividend or redemption requirements of redeemable stocks of the Company, except for those, which have been separately disclosed in the consolidated financial statements.

(a)Condensed Balance Sheets

	As of December 31,
	2018	2019
	RMB	RMB
ASSETS
Current assets
Cash	962,692	275,702
Restricted cash	535,330	345,322
Prepayments and other current assets	4,261	24,010
Total current assets	1,502,283	645,034
Non-current assets
Restricted cash	—	195,334
Other non-current assets	—	12,374
Total non-current assets	—	207,708
Total assets	1,502,283	852,742
LIABILITIES
Current liabilities
Amount due to subsidiary and consolidated VIE	6,587	8,129
Accrued expenses and other current liabilities	—	30,998
Total current liabilities and total liabilities	6,587	39,127
MEZZANINE EQUITY
Series A-1 Convertible Preferred Shares	1,402	1,425
Series A-2 Redeemable Convertible Preferred Shares	32,156	34,806
Series A-2-I Redeemable Convertible Preferred Shares	6,826	7,208
Series A-3 Redeemable Convertible Preferred Shares	118,316	119,576
Series B-1 Redeemable Convertible Preferred Shares	440,721	477,259
Series B-2 Redeemable Convertible Preferred Shares	510,802	558,008
Series C Redeemable Convertible Preferred Shares	1,749,409	—
Series C-1 Redeemable Convertible Preferred Shares	—	12,679
Series C-2 Redeemable Convertible Preferred Shares	—	3,557,053
Series D Redeemable Convertible Preferred Shares	—	1,338,189
Total mezzanine equity	2,859,632	6,106,203
Shareholders’ deficit
Ordinary Shares	35	35
Accumulated other comprehensive loss	(4,291)	(12,122)
Accumulated deficit	(1,359,680)	(5,280,501)
Total shareholders’ deficit	(1,363,936)	(5,292,588)
Total liabilities, mezzanine equity and shareholders’ deficit	1,502,283	852,742

(b)Condensed Statements of Operations

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
General and administrative expenses	(9,041)	(13,052)	(49,185)
Operating loss	(9,041)	(13,052)	(49,185)
Share of losses from subsidiaries, VIE and VIE’s subsidiaries	(9,350)	(1,196,549)	(3,506,864)
Change in fair value of convertible loan	441	(6,962)	—
Interest income	551	14,950	24,943
Loss before income taxes	(17,399)	(1,201,613)	(3,531,106)
Income tax benefit/(expense)	—	—	—
Net loss	(17,399)	(1,201,613)	(3,531,106)

(c)Condensed statements of cash flows

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by operating activities	509	9,424	3,752
Net cash used in investing activities	(3,141)	(1,196,639)	(3,470,120)
Net cash provided by financing activities	100,559	2,551,618	2,797,814
Effect of foreign currency exchange rate changes on cash and restricted cash	(8,189)	43,881	(13,110)
Net increase in cash and restricted cash	89,738	1,408,284	(681,664)
Cash and restricted cash at the beginning of the year	—	89,738	1,498,022
Cash and restricted cash at the end of the year	89,738	1,498,022	816,358